Discontinued operations (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Other financing cash flows, net	$ 86	$ 192	$ (38)
Net cash flows used in investing activities from discontinued operations		(1,123)	(436)
Net cash flows from financing activities from discontinued operations		3,286	119
Other borrowings	523
Acquisitions and divestments of businesses, net	$ (3,911)	(3,558)	(840)
Discontinued operations
Statement [line items]
Payments attributable to the spin-off of the Sandoz business		(52)
Derecognized cash and cash equivalents attributable to the spin-off of the Sandoz business		(686)
Other financing cash flows, net		(200)	0
Other cash flows used in investing activities, net		(385)	(436)
Cash inflow from borrowings		3,600
Acquisitions and divestments of businesses, net		$ (22)	$ (39)